PAGE 1
IDS
Mutual
1995 annual report
(prospectus enclosed)

(icon of) a scale

The goal of IDS Mutual, a part of IDS Investment Series, Inc., is to provide a balance of growth of capital and current income. The Fund divides its investments between common stocks and senior securities (bonds and preferred stocks).

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by
American Express Financial Advisors Inc.

(icon of) a scale

A beneficial balance

A balanced portfolio is one of the building blocks of investment planning. And balance is what IDS Mutual is all about. The Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a Fund that offers income above that of a pure stock fund, while still providing potential for capital appreciation.

PAGE 3
Contents

1995 annual report

(to the left of the table of contents in italics)
The purpose of this annual report is to tell investors how the Funds performed.

From the president                                4
From the portfolio managers                       4
Ten largest holdings                              6
Making the most of your Fund                      7
Long-term performance                             8
Independent auditors' report                      9
Financial statements                             10
Notes to financial statements                    13
Investments in securities                        20
IDS mutual funds                                 28
Federal income tax information                   31

1995 prospectus

(to the left of the table of contents in italics)
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund in brief
Goal                                              3p
Types of Fund investments and their risks         3p
Proposed conversion to master/feeder structure    3p
Manager and distributor                           3p
Portfolio managers                                4p
Alternative purchase arrangements                 4p

Sales charge and Fund expenses                    5p

Performance
Financial highlights                              7p
Total returns                                     9p

Investment policies and risks
Facts about investments and their risks          12p
Valuing Fund shares                              16p

How to purchase, exchange or redeem shares
Alternative purchase arrangements                17p
How to purchase shares                           20p
How to exchange shares                           22p
How to redeem shares                             23p
Reductions and waivers of the sales charge       28p

Special shareholder services
Services                                         32p
Quick telephone reference                        32p

Distributions and taxes
Dividend and capital gain distributions          33p
Reinvestments                                    34p
Taxes                                            35p
How to determine the correct TIN                 37p
How the Fund is  organized
Shares                                           38p
Voting rights                                    38p
Shareholder meetings                             38p
Special considerations regarding
master/feeder structure                          39p
Directors and officers                           41p
Investment manager and transfer agent            43p
Distributor                                      44p

About American Express Financial Corporation
General information                              45p

Appendix
Descriptions of derivative instruments           46p

PAGE 4
To our shareholders

(on top left side, picture, William R. Pearce, President of the Fund)

(in middle left side, picture, Thomas W. Medcalf, Portfolio manager)

(on bottom left side, picture, Ed Labenski, Portfolio manager)

From the President

As I indicated in the Fund's previous reports, new agreements between the Fund and American Express Financial Corporation (AEFC) were approved by shareholders in November 1994. The new agreements became effective when the Fund began offering multiple classes of shares on March 20, 1995.

The advantage of offering more than a single class of shares is that investors may choose how they wish to pay sales charges. A portion of these charges compensates your American Express financial advisor (formerly called your IDS planner), who is committed to providing you with outstanding services.

Adding new classes of mutual fund shares does make the presentation of financial information in this report more complex. However, we will continue our effort to make the reports easier to read and understand. Meanwhile, your American Express financial advisor is available to answer your questions.

(signed)
William R. Pearce

From the portfolio manager

With the support of an improving investment environment, IDS Mutual rebounded from an early downturn to post a double-digit total return for the fiscal year - October 1994 through September 1995.

As had been the case since early in 1994, higher interest rates continued to trouble the stock and bond markets in the fall of that year, culminating in a sharp downturn in November. (Rising interest rates depress bond prices, and often have the same effect on stocks.) Stocks of financial services companies, chiefly banks and insurance companies, were particularly affected. Because these issues comprised a substantial portion of the portfolio, Fund performance also suffered during November.

Timely turnaround

It didn't take long for the Fund to begin making up lost ground, however, Long-term interest rates finally began to level off in December and, at times during the ensuing months, moved lower. That immediately helped bonds get back on their feet and began to rouse a slumping stock market. Further prodding soon arrived in the form of
(at bottom of page is the following in italics)
(This annual report is not part of the prospectus.)
PAGE 5

surprisingly strong corporate profit reports and continuing good news on the inflation front. That was all the markets needed.
With the exception of a late summer stumble, stocks and bonds went on to record consistent gains through the end of the fiscal year in September.

Most of the time, growth stocks - those of companies with rapidly growing profits - led the stock market's advance. Among them, technology issues set the fastest pace. That trend worked to the Fund's disadvantage, because growth stocks almost always fall outside our investment parameters, which lead us instead toward bargain-priced stocks of consistent, blew ship companies that pay an above-average dividend.

Financial services strong

During the past year, a number of stocks in the financial services sector, especially the banking an insurance areas, met our criteria. Thanks to falling long-term interest rates in 1995, those stocks gained considerable ground and provided the Fund with its best performance. Among other sectors, health care also proved quite productive for us, while autos, chemicals and retailing were relatively weak performers.

On the bond side of the portfolio, our holdings issued by corporations and the federal government and its agencies benefitted from the decline in long-term interest rates. Therefore, not only did the bonds generate interest income, they provided capital appreciation because they increased in value as well, Bonds comprised about a third of the portfolio during the fiscal year, while the stock portion ranged between 50% and 60%, and cash reserves stayed at about 10%.

As for the current fiscal year, while the investment environment remains reasonably good, we expect stocks to find it increasingly difficult to sustain their remarkable performance during the first none months of 1995. Bonds, on the other hand, may find the going easier, as the probability of ongoing low inflation should push interest rates somewhat lower.

(signed)
Thomas W. Medcalf
Ed Labenski

(the following table down the right side of page)
Class A
12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995                $12.69
Sept. 30, 1994                $11.89
Increase                      $ 0.80

Distributions
Oct. 1, 1994 - Sept. 30, 1995
From income                   $ 0.84
From capital gains            $ 0.21
Total distributions           $ 1.05
Total return**               +16.8%***

Class B
March 20, 1995 - Sept. 30, 1995
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995                $12.66
March 20, 1995*               $11.67
Increase                      $ 0.99

Distribution
March 20, 1995* - Sept. 30, 1995
From income                   $ 0.37
From capital gains            $  __
Total distributions           $ 0.37
Total return**               +11.7%***

Class Y
March 20, 1995 - Sept 30, 1995
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995                $12.69
March 20, 1995*               $11.67
Increase                      $ 1.02

Distribution
March 20, 1995* - Sept. 30, 1995
From income                   $ 0.41
From capital gains            $  --
Total distributions           $ 0.41
Total return**               +12.2%***

*Inception date.

**The prospectus discusses the effects of sales charges,if any, on the various classes/

***The total return is a hypothetical investment in the Fund with all distributions reinvested.

(at bottom of page is following in italics)
(This annual report is not part of the prospectus.)

PAGE 6

                           IDS Mutual

                           Your fund's ten largest holdings
_____________________________________________________________________________________

                                                       Percent                 Value
                                             fund's net assets)(as of Sept. 30, 1995)
_____________________________________________________________________________________
Royal Dutch Petroleum                                     .96             $33,756,250



NationsBank                                               .96              33,625,000



Xerox                                                     .96              33,593,750



General Electric                                          .95              33,468,750

General Electric is a diversified company with interest in manufacturing, broadcasting (NBC), financial services and technology.

Anheuser Bush                                             .93              32,746,875



Exxon                                                     .93              32,512,500

Exxon is a major factor in the world crude oil, natural gas and chemical industry and also has substantial coal and mineral holdings.

Amer Home Products                                        .91              31,828,125



Amer General                                              .91              31,768,750

A large multi-line insurer with a strong presence in the individual life and annuity areas.

Dow Chemical                                              .90              31,662,500

The second largest U.S. chemical company. Dow produces basic chemicals and plastics, industrial specialties and household, drug and agricultural products.

Philip Morris                                             .89              31,312,500

Philip Morris is the largest cigarette company and has become the second largest packaged-food company in the world as a result of the Kraft aquisition.




Total                                                    9.30%           $326,275,000



Excludes U.S. Treasury and government agency holdings that total 21% of the fund's net assets.
/TABLE

PAGE 7

Class A

12-month performance
(All figures per share)

Net asset value (NAV)
_____________________________
Sept. 30, 1995        $12.69
_____________________________
Sept. 30, 1994        $11.89
_____________________________
Increase              $ 0.80
_____________________________

Distributions
Oct. 1, 1994 - Sept. 30, 1995
_____________________________
From income           $ 0.84
_____________________________
From capital gains    $ 0.21
_____________________________
Total distributions   $ 1.05
_____________________________
Total return**         16.8%
_____________________________



Class B

March 20, 1995 - Sept. 30, 1995
(All figures per share)

Net asset value (NAV)
_____________________________
Sept. 30, 1995        $12.66
_____________________________
March 20, 1995*       $11.66
_____________________________
Increase              $ 1.00
_____________________________

Distributions
March 20, 1995 - Sept. 30, 1995
_____________________________
From income           $ 0.37
_____________________________
From capital gains    $  --
_____________________________
Total distributions   $ 0.37
_____________________________
Total return**         10.4%
_____________________________

PAGE 8


Class Y

March 20, 1995 - Sept. 30, 1995
(All figures per share)

Net asset value (NAV)
_____________________________
Sept. 30, 1995        $12.69
_____________________________
March 20, 1995*       $11.66
_____________________________
Increase              $ 1.03
_____________________________

Distributions
March 20, 1995 - Sept. 30, 1995
_____________________________
From income           $ 0.41
_____________________________
From capital gains    $  --
_____________________________
Total distributions   $ 0.41
_____________________________
Total return**         11.0%
_____________________________

*Commencement of operations.

**The prospectus discusses the
  effects of the sales charge on
  the various classes.


Making the most of your fund

Average annual total return
(as of Sept. 30, 1995)

Class A
1 year                        5 years                  10 years
+10.97%                       +13.20%                  +12.40%

Total returns for Class A, Class B and Class Y for the period from march 20, 1995 to Sept. 30, 1995 were +6.53%, +6.70% and +12.23%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A and Class B reflect the effect of the maximum 5% sales charge. This was a period of widely fluctuating security prices. past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging--a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be a effective way to accumulate shares to meet you long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share       Number of shares purchased
Jan         $100           $20           5.00
Feb          100            18           5.56
Mar          100            17           5.88
Apr          100            15           6.67
May          100            16           6.25
June         100            18           5.56
July         100            17           5.88
Aug          100            19           5.26
Sept         100            21           4.76
Oct          100            20           5.00

(to the left of the above table are the following three statements with an arrow from the second statement pointed at the month of Apr and an arrow from the third statement pointed at the month of Sept)

-By investing an equal number of dollars each month...

-you automatically buy more shares when the per share market price is low

-and fewer shares when the per share market price is high.

(continued)
You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

Your Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the fund or another fund.

(down the left side of the page is the following)
Assumes:-Holding period from 9/30/85 to 9/30/95. -Returns do not reflect taxes payable on distributions. -Reinvestment of all income and capital gain distributions for the Fund, with a value of $21,042. Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

Lipper Balanced Fund Index, published by lipper Analytical
Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(Continue)
Class A*

(in the middle of the page there is a graph plotting out the following information)

How your $10,000 has grown in IDS Mutual
Average annual total return
(as of Sept. 30, 1995)
1 year                        5 years                  10 years
+10.97%                       +13.20%                  +12.40%

*The graph above is for Class A only. Class B and Class Y are not shown. Total returns for Class A, Class B and Class Y for the period from march 20, 1995 to Sept. 30, 1995 were +6.53%, +6.70%
and +12.23%, respectively. march 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. the performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Balanced fund Index. in comparing IDS Mutual to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual securities or mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. past performance is no guarantee of future results.

(at bottom of page the following in italics)
(This annual report if not part of the prospectus.)

Independent auditors' report
___________________________________________________________________
The board of directors and shareholders
IDS Investment Series, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Mutual (a series of IDS Investment Series, Inc.) as of September 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended September 30, 1995, and the financial highlights for each of the years in the ten-year period ended September 30, 1995. These financial statements and the financial highlights are the responsibility of fund management.
Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Mutual at September 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended September 30, 1995, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP
Minneapolis, Minnesota
November 3, 1995

PAGE 12
                                Statement of assets and liabilities
                         IDS Mutual
                         Sept. 30, 1995
_____________________________________________________________________________________________________________

                         Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
    (identified cost $3,182,022,766)                                                           $3,492,685,402
Dividends and accrued interest receivable                                                          32,342,604
U.S. government securities held as collateral (Note 5)                                            121,409,442
_____________________________________________________________________________________________________________
Total assets                                                                                    3,646,437,448
_____________________________________________________________________________________________________________

                         Liabilities
____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                   2,445,876
Dividends payable to shareholders                                                                   3,907,216
Payable for investment securities purchased                                                         7,626,082
Payable upon return of securities loaned (Note 5)                                                 126,964,442
Accrued investment management services fee                                                            126,203
Accrued distribution fee                                                                                1,315
Accrued service fee                                                                                    25,013
Accrued transfer agency fee                                                                            23,151
Accrued administrative services fee                                                                     6,419
Other accrued expenses                                                                                427,662
_____________________________________________________________________________________________________________
Total liabilities                                                                                141,553,379
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                             $3,504,884,069
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- $.01 par value; (Note 1)                                                      $    2,762,549
Additional paid-in capital                                                                      3,151,631,580
Undistributed net investment income                                                                   141,787
Accumulated net realized gain (Note 1)                                                             39,660,918
Unrealized appreciation of investments and on translation of assets and
    liabilities in foreign currencies                                                             310,687,235
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                       $3,504,884,069
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                                           $2,595,767,248
                                             Class B                                           $   33,069,355
                                             Class Y                                           $  876,047,466

Net asset value per share of outstanding capital stock: Class A shares 204,596,326             $        12.69
                                                        Class B shares   2,611,405             $        12.66
                                                        Class Y shares  69,047,171             $        12.69

See accompanying notes to financial statements.
PAGE 13
                          Financial statements

                          Statement of operations
                          IDS Mutual
                          Sept. 30, 1995
_________________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
Income:
Interest                                                                                         $ 91,296,476
Dividends (net of foreign taxes withheld of $1,422,264)                                            78,425,802
_____________________________________________________________________________________________________________
Total income                                                                                      169,722,278
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                 16,124,106
Distribution fee
      Class A                                                                                         812,464
      Class B                                                                                          55,191
Transfer agency fee                                                                                 4,403,062
Incremental transfer agency fee - Class B                                                               1,331
Service fee
     Class A                                                                                        2,316,914
     Class B                                                                                           12,878
Administrative services fee                                                                           600,853
Compensation of directors                                                                              62,298
Compensation of officers                                                                               32,121
Custodian fees                                                                                        536,999
Postage                                                                                               161,085
Registration fees                                                                                     348,978
Reports to shareholders                                                                                94,750
Audit fees                                                                                             33,750
Administrative                                                                                         22,917
Other                                                                                                  32,867
_____________________________________________________________________________________________________________
Total expenses                                                                                     25,652,564
_____________________________________________________________________________________________________________
Earnings credits on cash balances (Note 2)                                                            (19,007)
_____________________________________________________________________________________________________________
Total net expenses                                                                                25,633,557
_____________________________________________________________________________________________________________
Investment income -- net                                                                          144,088,721
_____________________________________________________________________________________________________________

                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions
   (including gain of $1,371,220 from foreign currency transactions) (Note 3)                      37,926,459
Net change in unrealized appreciation or depreciation of investments and on
    translation of assets and liabilities in foreign currencies                                   320,251,829
_____________________________________________________________________________________________________________
Net gain on investments and foreign currency                                                      358,178,288
___________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                             $502,267,009
_____________________________________________________________________________________________________________


See accompanying notes to financial statements.
/TABLE

PAGE 14
                                 Financial statements
                          Statements of changes in net assets
                          IDS Mutual
                          Year ended Sept. 30
_____________________________________________________________________________________________________________

                          Operations and distributions                                  1995             1994
_____________________________________________________________________________________________________________

Investment income -- net                                                      $ 144,088,721    $  133,513,034
Net realized gain on investments and foreign currency                            37,926,459       149,214,488
Net change in unrealized appreciation or depreciation of investments and on
    translation of assets and liabilities in foreign currencies                 320,251,829      (284,665,447)
_____________________________________________________________________________________________________________
Net increase (decrease) in net assets resulting from operations                 502,267,009        (1,937,925)
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                     (117,584,771)     (131,395,507)
   Class B                                                                         (432,989)               --
   Class Y                                                                      (26,282,638                --
 Net realized gain
   Class A                                                                     (127,571,078)     (150,422,829)
 Excess distribution of realized gain
   Class A                                                                       (1,051,260)               --
   Class Y                                                                         (319,960)               --
_____________________________________________________________________________________________________________
Total distributions                                                            (273,242,696)     (281,818,336)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 4)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                      354,292,541       664,265,348
   Class B shares                                                                32,239,278                __
   Class Y shares                                                               879,303,339                __
Reinvestment of distributions at net asset value
  Class A shares                                                                217,251,464       247,558,333
  Class B shares                                                                    416,785                __
  Class Y shares                                                                 26,602,598                __
Payments for redemptions
  Class A shares                                                             (1,135,236,869)     (417,171,236)
  Class B shares (Note 2)                                                          (533,909)               --
  Class Y shares                                                                (97,142,295)               __
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                          277,192,932       494,652,445
_____________________________________________________________________________________________________________

Total increase in net assets                                                    506,217,245       210,896,184

Net assets at beginning of year                                              2,998,666,824     2,787,770,640
_____________________________________________________________________________________________________________
Net assets at end of year
  (including undistributed net investment income of
  $141,787 and $3,130,143)                                                   $3,504,884,069   $2,998,666,824
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE 15
Notes to financial statements
IDS Mutual

___________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Investment Series, Inc. and registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board of directors. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

PAGE 16
Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

PAGE 17
On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been reduced by $2,776,679, and accumulated net realized gain has been icreased by $619,587, resulting in a net reclassification adjustment to increase additional paid-in-capital by $2,157,092.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount is accrued daily.

___________________________________________________________________
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the combined net assets of all non-money market funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.14% of average daily net assets. The fee was adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference was less than 1%, the adjustment would have been zero. The adjustment decreased the fee by $102,475 for the year ended Sept. 30, 1995.

Also under terms of the prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15 per shareholder account.

During the year ended Sept. 30, 1995, the Fund's custodian and transfer agency fees were reduced by $19,007 as a result of earnings credits from overnight cash balances.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The performance incentive adjustment PAGE 18 remains unchanged from the prior agreement. Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under the Distribution Agreement, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $3,937,838 for Class A and $5,026 for Class B for the year ended Sept. 30, 1995. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $34,967 for the year ended Sept. 30, 1995.

___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,284,362,359 and
$1,070,469,963, respectively, for the year ended Sept. 30, 1995.
Realized gains and losses are determined on an identified cost basis.

PAGE 19
___________________________________________________________________
4. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

___________________________________________________________________
                  Year ended Sept. 30, 1995              Year ended
                                                            9/30/94
                Class A        Class B*      Class Y*       Class A
___________________________________________________________________
Sold         30,312,458       2,621,280    74,793,637    53,618,895
Issued for
reinvested   19,120,967          33,440     2,181,788    20,162,068
distributions
Redeemed    (97,099,300)        (43,315)   (7,928,254)  (33,760,095)
___________________________________________________________________

Net increase
(decrease)  (47,665,875)      2,611,405    69,047,171    40,020,868
____________________________________________________________________
* Inception date was March 20, 1995.

___________________________________________________________________
5. Lending of portfolio securities

At Sept. 30, 1995, securities valued at $124,202,552 were on loan to brokers. For collateral, the Fund received $5,555,000 in cash and U.S. government securities valued at $121,409,442. Income from securities lending amounted to $399,308 for the year ended Sept. 30, 1995. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


___________________________________________________________________
6. Illiquid securities

At Sept. 30, 1995, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Sept. 30, 1995, was $844,169 which represents 0.2% of net assets. Pursuant to guidelines adopted by the Fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


___________________________________________________________________
7. Financial highlight

"Financial highlights" showing per share data and selected information is presented on pages 7 and 8 of the prospectus.

PAGE 20

                                Investments in securities

                       IDS Mutual                                                        (Percentages represent value of
                       Sept. 30, 1995                                     investments compared to net assets)
_____________________________________________________________________________________________________________________________

Common stocks (55.3%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                  Shares                       Value(a)
_____________________________________________________________________________________________________________________________
Aerospace & defense (1.7%)
Raytheon                                                                                350,000               $    29,750,000
Rockwell Intl                                                                           600,000                    28,350,000
                                                                                                              _______________
Total                                                                                                              58,100,000
_____________________________________________________________________________________________________________________________
Automotive & related (3.0%)
Dana                                                                                    800,000                    23,100,000
Ford Motor                                                                              900,000 (c)                28,012,500
General Motors                                                                          600,000                    28,125,000
Genuine Parts                                                                           625,000                    25,078,125
                                                                                                               ______________
Total                                                                                                             104,315,625
_____________________________________________________________________________________________________________________________
Banks and savings & loans (4.5%)
BankAmerica                                                                             400,000                    23,950,000
First Union                                                                             500,000                    25,500,000
Fleet Financial                                                                         700,000 (c)                26,425,000
NationsBank                                                                             500,000                    33,625,000
Norwest                                                                                 800,000                    26,200,000
Republic NY                                                                             350,000                    20,475,000
                                                                                                               ______________
Total                                                                                                             156,175,000
_____________________________________________________________________________________________________________________________
Beverages & tobacco (2.6%)
Anheuser-Busch                                                                          525,000                    32,746,875
Philip Morris                                                                           375,000                    31,312,500
UST                                                                                   1,000,000                    28,625,000
                                                                                                               ______________
Total                                                                                                              92,684,375
_____________________________________________________________________________________________________________________________
Building materials (0.7%)
Masco                                                                                   900,000                    24,750,000

_____________________________________________________________________________________________________________________________
Chemicals (4.3%)
ARCO Chemical                                                                           575,000                    28,031,250
Dow Chemical                                                                            425,000                    31,662,500
Ethyl                                                                                 1,500,000                    16,687,500

See accompanying notes to investments in securities.

PAGE 21
Lubrizol                                                                                750,000                    24,468,750
Olin                                                                                    350,000                    24,062,500
Rohm & Haas                                                                             425,000                    25,659,375
                                                                                                               ______________
Total                                                                                                             150,571,875
_____________________________________________________________________________________________________________________________
Computers & office equipment (1.8%)
IBM                                                                                     300,000                    28,312,500
Xerox                                                                                   250,000                    33,593,750
                                                                                                               ______________
Total                                                                                                              61,906,250
_____________________________________________________________________________________________________________________________
Energy (3.5%)
Amoco                                                                                   475,000                    30,459,375
Atlantic Richfield                                                                      275,000                    29,528,125
Exxon                                                                                   450,000                    32,512,500
Mobil                                                                                   300,000                    29,887,500
                                                                                                               ______________
Total                                                                                                             122,387,500
_____________________________________________________________________________________________________________________________
Financial services (2.9%)
Alexander Haagen Properties                                                             535,000                     6,219,375
AMLI                                                                                    375,000                     7,218,750
Avalon                                                                                  130,200                     2,652,825
CBL & Associates                                                                        400,000                     8,300,000
Crown Amer                                                                              760,200                     6,271,650
Equity Residential                                                                      550,000                    16,568,750
Kranzco Realty                                                                          217,800                     3,675,375
Mills                                                                                   332,600                     6,028,375
Paragon                                                                                 450,000                     7,706,250
Simon Properties                                                                        600,000                    15,225,000
Taubman Centers                                                                       1,100,000                    11,000,000
Wellsford                                                                               500,000 (i)                10,687,500
                                                                                                               ______________
Total                                                                                                             101,553,850
_____________________________________________________________________________________________________________________________
Furniture & appliances (1.3%)
Maytag                                                                                1,300,000                    22,750,000
Stanley Works                                                                           550,000                    23,856,250
                                                                                                               ______________
Total                                                                                                              46,606,250
_____________________________________________________________________________________________________________________________
Health care (3.1%)
Amer Home Products                                                                      375,000                    31,828,125
Baxter Intl                                                                             750,000                    30,843,750
Bristol-Myers Squibb                                                                    400,000                    29,150,000
SmithKline Beecham                                                                      350,000                    17,718,750
                                                                                                               ______________
Total                                                                                                             109,540,625
_____________________________________________________________________________________________________________________________
PAGE 22
Health care services (0.8%)
LTC Properties                                                                          400,000                     5,800,000
Meditrust                                                                               400,000                    13,850,000
Omega Healthcare Investors                                                              300,000                     8,025,000
                                                                                                               ______________
Total                                                                                                              27,675,000
_____________________________________________________________________________________________________________________________
Industrial equipment & services (0.3%)
General Signal                                                                          358,000                    10,471,500
_____________________________________________________________________________________________________________________________
Industrial transporation (2.3%)
GATX                                                                                    400,000                    20,700,000
Norfolk Southern                                                                        400,000                    29,900,000
Union Pacific                                                                           450,000                    29,812,500
                                                                                                               ______________
Total                                                                                                              80,412,500
_____________________________________________________________________________________________________________________________
Insurance (4.1%)
Amer General                                                                            850,000                    31,768,750
Aon                                                                                     750,000                    30,656,250
Providian                                                                               525,000                    21,787,500
St. Paul Companies                                                                      525,000                    30,646,875
Travelers                                                                               550,000                    29,218,750
                                                                                                               ______________
Total                                                                                                             144,078,125
_____________________________________________________________________________________________________________________________
Media (2.1%)
Dun & Bradstreet                                                                        425,000                    24,596,875
Gannett                                                                                 525,000                    28,678,125
Knight-Ridder                                                                           350,000                    20,518,750
                                                                                                               ______________
Total                                                                                                              73,793,750
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (3.3%)
General Electric                                                                        525,000                    33,468,750
Minnesota Mining & Manufacturing                                                        525,000                    29,662,500
Tenneco                                                                                 575,000                    26,593,750
Textron                                                                                 400,000                    27,300,000
                                                                                                               ______________
Total                                                                                                             117,025,000
_____________________________________________________________________________________________________________________________
Paper & packaging (1.5%)
Union Camp                                                                              500,000                    28,812,500
Westvaco                                                                                550,000                    25,093,750
                                                                                                               ______________
Total                                                                                                              53,906,250
_____________________________________________________________________________________________________________________________
Retail (3.8%)
Dayton Hudson                                                                           324,300                    24,606,262
K mart                                                                                1,250,000                    18,125,000
May Department Stores                                                                   650,000                    28,437,500
Melville                                                                                600,000                    20,700,000
Nordstrom                                                                               350,000                    14,612,500
Shopko Stores                                                                           900,000                    11,137,500
TJX                                                                                   1,350,000                    16,031,250
                                                                                                               ______________
Total                                                                                                             133,650,012
_____________________________________________________________________________________________________________________________

PAGE 23
Utilities-electric (0.5%)
Amer Electric                                                                            92,200                     3,353,775
Duke Power                                                                              213,100                     9,243,212
Northern States Power                                                                   106,300                     4,823,323
Union Electric                                                                           34,300                     1,281,963
                                                                                                               ______________
Total                                                                                                              18,702,312
_____________________________________________________________________________________________________________________________
Utilities-telephone (0.6%)
Pacific Telesis Group                                                                   650,000                    19,987,500
_____________________________________________________________________________________________________________________________
Foreign (6.6%) (h)
Anglian Water                                                                         1,500,000                    13,486,500
B.T.R.                                                                                4,500,000                    23,215,500
English China Clay                                                                    2,500,000                    14,337,500
Hanson ADR                                                                            1,700,000                    27,625,000
Imperial Chemical Inds                                                                2,250,000                    28,548,000
Repsol S.A. ADR                                                                         950,000                    30,162,500
Royal Dutch Petroleum                                                                   275,000                    33,756,250
Severn Trent Water                                                                    1,238,015                    12,265,015
Southern Water                                                                           29,044 (i)                   313,908
Southern Water                                                                        1,000,000                    10,808,000
Thames Water                                                                             62,842 (i)                   530,261
Thames Water                                                                          1,761,051                    14,859,748
Tomkins                                                                               5,500,000                    21,895,500
                                                                                                               ______________
Total                                                                                                             231,803,682
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $1,691,638,127)                                                                                         $1,940,096,981
____________________________________________________________________________________________________________________________
Preferred stocks and other (1.0%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                  Shares                       Value(a)
_____________________________________________________________________________________________________________________________
Atlantic Richfield
  $9.00 Cv                                                                              700,000               $   17,850,000
Reynolds Metals
  3.31% Cv                                                                              300,000                   15,525,000
Uirginia-Amer Wtr
  5.05% Cm                                                                                2,600 (g)                  218,954
Western Resources
  4.25% Cm                                                                               10,000 (g)                  584,590
_____________________________________________________________________________________________________________________________
Total preferred stocks and other
(Cost: $33,152,613)                                                                                           $    34,178,544
_____________________________________________________________________________________________________________________________
/TABLE

PAGE 24

Bonds (34.7%)
_____________________________________________________________________________________________________________________________
Issuer                                                  Coupon         Maturity      Principal                       Value(a)
                                                         rate            year          amount
_____________________________________________________________________________________________________________________________
U.S. government obligations (12.4%)
U.S. Treasury                                             5.75%          2003       $15,000,000             $      14,610,600
                                                          6.00           1997        20,000,000                    20,066,600
                                                          6.25           2000        20,000,000 (c)                20,191,800
                                                          6.25           2023        50,000,000                    47,594,500
                                                          6.375          1997        40,000,000                    40,391,600

                                                          6.625          1997        20,000,000                    20,239,000
                                                          6.75           2000        15,000,000 (c)                15,431,400
                                                          6.875          2000        20,000,000                    20,664,800

                                                          7.125          1999        62,650,000                    65,142,843
                                                          7.25           2016        15,000,000                    16,053,150
                                                          7.50           2001        19,675,000                    21,082,943
                                                          9.375          2006        13,500,000                    16,682,355
                                                         10.375          2012        40,000,000                    52,936,800
Govt Trust Certs Israel                                   9.250          2001        10,000,000                    10,904,800
Resolution Funding Corp                                   8.125          2019        45,000,000                    52,008,750
                                                                                                               ______________
Total                                                                                                             434,001,941
_____________________________________________________________________________________________________________________________
Mortgage-backed securities (8.5%)
   Collateralized Mtge Obligation Trust                   9.95           2014         5,000,000                     5,318,550
Federal Home Loan Bank                                    7.32           1997        20,000,000                    20,008,000
Federal Home Loan Mtge Corp                               5.50           2009         6,093,700                     5,794,743
                                                          6.50           2007         1,073,668                     1,056,822
                                                          6.75           2008         3,141,846                     3,063,300
                                                          8.00           2024        10,096,131                    10,345,404
   Collateralized Mtge Obligation                         7.50           2003         7,800,000                     8,052,564
                                                          8.50           2022         7,000,000                     7,485,450
      Inverse Floater                                     3.453          1997         5,287,981 (e)                 4,833,373
      Trust Series Z                                      6.00           2023        11,159,721 (f)                 9,186,013
                                                          6.50           2023        19,319,818 (f)                16,419,854
                                                          8.25           2024         5,617,647 (f)                 5,634,387
Federal Natl Mtge Assn                                    5.50           2009         8,739,883                     8,311,105
                                                          6.50          2023-24      34,030,396                    32,849,882
                                                          7.40           2004        33,750,000 (c)                35,863,088
                                                          7.50          2002-14       4,177,620                     4,251,607
                                                          9.00           2024        10,623,349                    11,121,372
    Collateralized Mtge Obligation                        4.50           2007        11,900,000                    10,063,949
                                                          5.00           2024         6,696,553                     6,171,743
      Inverse Floater                                     5.602          2023         2,201,805 (e)                 1,765,804
      Trust Series Z                                      6.00           2024         6,596,552 (f)                 5,046,494
                                                          6.50           2023        16,090,811 (f)                13,235,530
                                                          7.00          2016-22      48,073,378 (f)                45,680,597
                                                          7.50           2014         7,746,269 (f)                 7,697,158
                                                          8.00          2006-20      18,573,106 (f)                19,243,433
                                                                                                                _____________
Total                                                                                                             298,500,222
_____________________________________________________________________________________________________________________________

PAGE 25
Financial (2.7%)
Banks and savings & loans (0.2%)
First Bank System                                         6.875          2007         5,750,000                     5,715,040

_____________________________________________________________________________________________________________________________
Commercial finance (1.0%)
Carco Auto Master Trust
  Asset-Backed Obligation                                 7.875          1998         6,000,000                     6,073,680
GMAC                                                      7.50           1999         8,000,000                     8,231,360
Premium Auto
  Asset-Backed Obligation                                 6.45           1998         7,000,000                     7,039,480
Salomon Brothers                                          6.75           2006         7,000,000                     6,397,930
Standard Credit Card Trust                                5.95           2004         8,550,000                     8,205,178
                                                                                                               ______________
Total                                                                                                              35,947,628
_____________________________________________________________________________________________________________________________
Financial services (0.9%)
Associates                                                6.00           2000         6,000,000                     5,901,300
Avco Financial                                            7.25           1999         6,500,000                     6,673,225
Corporate Property Investors                              7.18           2013         1,500,000 (g)                 1,426,110
General Electric Capital
  Reset Nts                                               8.65           2018         4,000,000 (k)                 4,061,400
Intl Lease Finance                                        5.99           1998         5,000,000 (g)                 4,968,100
Nationwide Trust
  Credit Sensitive Nts                                    9.875          2025         3,500,000 (g)                 3,912,860
Property Trust Amer                                       7.50           2014         5,000,000                     4,689,300
                                                                                                               ______________
Total                                                                                                              31,632,295
_____________________________________________________________________________________________________________________________
Insurance (0.6%)
Nationwide Mutual Insurance                               7.50           2024         4,000,000 (g)                 3,780,680
New York Life                                             7.50           2023         5,000,000 (g)                 4,801,600
Principal Mutual                                          8.00           2044         7,150,000 (g)                 6,799,006
SunAmerica                                                8.125          2023         5,150,000                     5,258,408
                                                                                                               ______________
Total                                                                                                              20,639,694
_____________________________________________________________________________________________________________________________
Industrial (5.4%)
Aerospace & defense (0.3%)
United Technologies                                       8.875          2019         9,500,000                   11,233,370
_____________________________________________________________________________________________________________________________
Airlines (0.7%)
AMR                                                       6.125          2024        22,500,000                    23,006,250
_____________________________________________________________________________________________________________________________

PAGE 26
Beverages & tobacco (0.1%)
Coca-Cola                                                 7.375          2093         3,000,000                     3,093,840

_____________________________________________________________________________________________________________________________
Building materials (0.1%)
Owens-Corning Fiberglas                                   9.375          2012         3,500,000                    4,001,340
_____________________________________________________________________________________________________________________________
Computers & office equipment (0.3%)
Apple Computer                                            6.50           2004         6,100,000                     5,893,698
IBM                                                       6.375          2000         5,100,000                     5,104,488
                                                                                                               ______________
Total                                                                                                              10,998,186
_____________________________________________________________________________________________________________________________
Electronics (0.1%)
Harris                                                   10.375          2018         4,000,000                     4,450,080
                                                                                     20,858,940
_____________________________________________________________________________________________________________________________
Energy (0.6%)
Occidental Petroleum                                      9.25           2000         6,500,000                   6,360,1202
Phillips Petroleum                                        7.20           2023         5,000,000                     4,633,200
Standard Oil                                              9.00           2019         9,000,000                     9,865,620
                                                                                                               ______________
Total                                                                                                              20,858,940
_____________________________________________________________________________________________________________________________
Food (0.6%)
Grand Met
   Cv                                                     6.50           2000        20,000,000 (g)                22,725,000
_____________________________________________________________________________________________________________________________
Health care (1.0%)
Johnson & Johnson                                         8.00           1998        20,000,000                    20,429,800
Kaiser Foundation                                         9.55           2005         6,000,000                     7,154,100
Schering-Plough
   Zero Coupon                                            7.31           1996         9,300,000 (d,g)               8,677,086
                                                                                                               ______________
Total                                                                                                              36,260,986
_____________________________________________________________________________________________________________________________
Household products (0.1%)
Proctor & Gamble                                          8.00           2024         3,000,000                    3,341,340
_____________________________________________________________________________________________________________________________
Media (0.4%)
Cox Communication                                         7.625          2025         9,000,000                     9,003,690
Time Warner                                               8.375          2033         5,000,000                    5,093,750
                                                                                                               --------------
Total                                                                                                              14,097,440
_____________________________________________________________________________________________________________________________
Paper & packaging (0.9%)
Crown Cork & Seal                                         8.00           2023         6,000,000                     6,169,380
Federal Paper Board                                      10.00           2011         7,000,000                     8,567,230
Intl Paper                                                5.125          2012        13,400,000                    10,869,276
Pope & Talbot                                             8.375          2013         4,500,000                     4,252,590
                                                                                                               ______________
Total                                                                                                              29,858,476

PAGE 27
Retail (0.2%)
Penney (JC)                                               9.05           2001         4,500,000                    5,020,110
_____________________________________________________________________________________________________________________________
Utilities (2.8%)
Electric (1.1%)
Arizona Public Service
  Sale Lease-Backed Obligation                            8.00           2015         5,400,000                     5,420,250
Commonwealth Edison                                       6.50           1997        10,000,000                    10,025,200
Pacific Gas 7 Electric                                    8.25           2022         4,600,000                     4,869,284
Pennsylvania Power & Light
   1st Mtge                                               9.25           9019         5,000,000                     5,391,650
Texas Utilities Electric
  1st Mtge                                                7.375          2025         7,050,000                     6,799,091
Wisconsin Electric Power
  1st Mtge                                                7.75           2023         5,500,000                     5,683,810
                                                                                                               ______________
Total                                                                                                              38,189,285
_____________________________________________________________________________________________________________________________
Telephone (1.7%)
BellSouth Tel                                             6.50           2005         9,000,000 (c)                 8,960,490
Bell Tel Pennsylvania                                     7.375          2033         5,000,000                     4,971,300
GTE                                                       8.75           2021         5,000,000                     5,567,900
                                                          9.375          2000         4,600,000                     5,136,774
Illinois Bell Tel
  1st Mtge                                                4.375          2003         4,600,000                     3,991,926
New York Tel                                              4.875          2006        13,000,000                    11,260,600
Pacific Bell Tel                                          6.625          2034         6,100,000                     5,570,093
                                                          7.375          2043         7,500,000                     7,454,625
U S WEST                                                  6.625          2005         7,000,000                     6,987,050

                                                                                                             --------------

Total                                                                                                              59,900,758
_____________________________________________________________________________________________________________________________
Foreign (2.9%)(h)
ABN Amro Bank
  (U.S. Dollar)                                           7.125          2093         7,000,000                     6,562,500
Asian Development Bank
  (U.S. Dollar)                                           9.125          2000        17,700,000                    19,688,949
Canadian Natl Railway
  (U.S. Dollar)                                           7.625          2023         6,000,000                     5,948,040
Carter Holt Harvey
  (U.S. Dollar)                                           7.625          2002         8,750,000                     9,157,663
Govt of Canada
  (Canadian Dollar)                                      10.50           2001         7,500,000                     6,293,576
Hydro Quebec
  (Canadian Dollar)                                      10.875          2001        10,000,000                     8,418,977
Interamer Development Bank Euro
  (U.S. Dollar)                                           9.50           2000         5,000,000                     5,627,800
KFW Intl Finance
  (U.S. Dollar)                                           8.00           2010         6,750,000                     7,445,047
Legrand
  (U.S. Dollar)                                           8.50           2025        10,000,000                    11,240,700
Petronas
  (U.S. Dollar)                                           7.75           2015 (g)    10,000,000                    10,359,900
Republic of Italy
  (U.S. Dollar)                                           6.875          2023         5,000,000                     4,555,300
Republic of Poland
  (U.S. Dollar)                                           7.75           2000 (g)     7,000,000                     7,035,000

                                                                              __________________
Total                                                                                                             102,333,452
/TABLE

PAGE 28

Total bonds
(Cost: $1,154,592,519)                                                                                       $  1,215,805,673
_____________________________________________________________________________________________________________________________

Short-term securities (8.6%)
_____________________________________________________________________________________________________________________________

Issuer                                                               Annualized       Amount                         Value(a)
                                                                      yield on        payable
                                                                       date of          at
                                                                      purchase       maturity
_____________________________________________________________________________________________________________________________
U.S. government agency (0.1%)
Federal Home Loan Bank
Disc Notes
10-02-95                                                                 5.66%      $ 1,200,000                $   1,199,622
10-16-95                                                                 5.66         2,200,000                     2,194,466
                                                                                                               ______________
Total                                                                                                               3,394,088
_____________________________________________________________________________________________________________________________
Commercial paper (8.5%)
A.I. Credit
  10-10-95                                                               5.75         3,000,000                     2,995,233
Amer General
  10-24-95                                                               5.76        10,000,000                     9,961,867
Amgen
  11-17-95                                                               5.72         7,600,000                     7,542,544
Aon
  10-23-95                                                               5.76         6,300,000                     6,275,553
Associates North America
  10-06-95                                                               5.78        13,400,000                    13,387,181
  10-12-95                                                               5.79         5,900,000                     5,888,711
  10-24-95                                                               5.75         6,300,000                     6,275,976
Avco Financial
  10-17-95                                                               5.77         4,600,000                     4,587,553
  10-26-95                                                               5.78         3,600,000                     3,584,191
Banque Paribas Canada
  12-12-95                                                               5.73         5,000,000                     4,938,334
Beneficial
  10-18-95                                                               5.78         3,600,000                     3,589,668
  10-25-95                                                               5.76         4,000,000                     3,984,111
CAFCO Public
  10-27-95                                                               5.73         6,300,000 (j)                 6,273,068
Campbell Soup
  11-30-95                                                               5.70         5,000,000 (j)                 4,949,194
Cargill
  10-06-95                                                               5.76         3,500,000                     3,496,657
  10-13-95                                                               5.75         6,500,000                     6,486,574
CIT Group
  10-12-95                                                               5.76         9,700,000                     9,681,473
Coca-Cola
  11-16-95                                                               5.73        10,000,000                     9,922,572
Colgate-Palmolive
  12-04-95                                                               5.72         4,900,000 (j)                 4,846,998
Commercial Credit
  10-26-95                                                               5.77         5,500,000                     5,477,239
Credit Agricole
  10-16-95                                                               5.78         4,300,000                     4,287,698


PAGE 29
Dresdner
  10-03-95                                                               5.74         5,000,000                     4,997,617
Gateway Fuel
  01-11-96                                                               5.73         8,200,000                     8,060,709
General Electric Capital
  10-04-95                                                               5.76         7,500,000                     7,495,233
Lincoln Natl
  11-14-95                                                               5.69         1,500,000 (j)                 1,489,425
Merrill Lynch
  10-19-95                                                               5.78         4,200,000                     4,187,299
Mobile Australia Finance
  10-03-95                                                               5.77        10,100,000 (j)                10,095,169
Natl Australia Funding
  10-05-95                                                               5.64         6,800,000                     6,793,752
PACCAR Financial
  10-11-95                                                               5.76         5,300,000                     5,290,721
Pacific Mutual
  11-07-95                                                               5.73         8,400,000                     8,349,682
Penny (JC)
  10-20-95                                                               5.76         6,600,000                     6,579,027
Pfizer
  10-19-95                                                               5.75         5,500,000 (j)                 5,483,425
Pitney Bowes Credit
  11-02-95                                                               5.72         5,000,000                     4,973,013
Reed Elsevier
  10-10-95                                                               5.76        15,000,000 (j)                14,976,125
SAFECO Credit
  10-16-95                                                               5.75         2,700,000                     2,693,136
  10-18-95                                                               5.75         5,900,000                     5,883,126
  10-25-95                                                               5.75         8,300,000                     8,267,030
  11-17-95                                                               5.74         3,500,000                     3,470,529
St. Paul Companies
  10-31-95                                                               5.74         3,100,000 (j)                 3,084,784
Sandoz
  11-17-95                                                               5.80         7,400,000                     7,340,523
Southern California Gas
  10-04-95                                                               5.79         2,300,000 (j)                 2,298,531
Sysco
  10-11-95                                                               5.76         2,750,000 (j)                 2,744,716
Toyota Motor Credit
  10-26-95                                                               5.75         7,300,000                     7,269,948
Transam Financial
  10-23-95                                                               5.78         6,500,000                     6,474,358
UBS Financial
  10-02-95                                                               6.52        10,800,000                    10,796,088
US WEST Communications
  10-27-95                                                               5.75         3,800,000                     3,783,755
Wachovia Bank
  10-17-95                                                               5.75        11,000,000                    11,000,000
  11-01-95                                                               5.75         6,900,000                     6,900,000
                                                                                                               --------------
Total                                                                                                             299,210,116
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $302,639,507)                                                                                           $  302,604,204
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $3,182,022,766)(l)                                                                                      $3,492,685,402

____________________________________________________________________________________________________________________________

PAGE 30
_______________________________________________________________________________________________________________
Notes to investments in securities
________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Security is partially or fully on loan.  See Note 5 to the financial statements.
(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(e) Inverse floaters represent securities which pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index.

    Interest rate disclosed is the rate in effect on Sept. 30, 1995.
(f) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of previous series within the trust have been paid off. Interest is accrued at an effective yield;
    similar to a zero coupon bond.
(g) Represents a security sold under Rule 144A which is exempt from registration under the Securities
    Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board of directors.
(h) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(i) Identifies issues considered to be illiquid (see Note 6 to the financial statements). Information concerning such security holdings at Sept. 30, 1995, is as follows:

                            Acquisition
    Security                       date                Cost
    __________________________________________________________________________________
    Southern Water             06-26-95            $276,655
    Thames Water               06-12-95             480,482


(j)Commercial paper sold within terms of a private placement memorandum, exempt from registration under
    Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."  This security has been determined to be liquid under guidelines established by the board of directors.
(k) Interest rate varies, rate shown is the effective rate on Sept. 30, 1995.
(l) At Sept. 30, 1995, the cost of securities for federal income tax purposes was
    $3,176,730,644 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                           $370,228,162
    Unrealized depreciation                                            (54,273,404)
    __________________________________________________________________________________

    Net unrealized appreciation                                       $315,954,758
    __________________________________________________________________________________

PAGE 31
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 32
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

PAGE 33
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 34
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

PAGE 35
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Federal income tax information

IDS Mutual
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.


IDS Mutual
Fiscal year ended Sept. 30, 1995

Class A
Income distributions
taxable as dividend income,
43.63% qualifying for deduction by corporations.

Payable date          Per share

Dec. 29, 1994         $0.44772
March 30, 1995         0.13486
June 28, 1995          0.13160
Sept. 28, 1995         0.12842

Total                  $0.8426

Capital gain distribution taxable for long-term capital gain.

Payable date          Per share

Dec. 29, 1994         $0.21041

Total distributions   $1.05301

The distribution of $0.65813 per share, payable Dec. 29, 1994, consisted of $0.15250 derived from net investment income, $0.29522 from net short-term capital gains (a total of $0.44772 taxable as dividend income) and $0.21041 from net long term capital gains.

Class B

Income distributions taxable as dividend income, 43.63% qualifying for deduction by corporations.

March 30, 1995        0.13415
June 28, 1995         0.12104
Sept. 28, 1995        0.11435

Total distributions  $0.36954

PAGE 37
Class Y

Income distributions taxable as dividend income, 43.63% qualifying for deduction by corporations.

March 30, 1995       0.13547
June 28, 1995        0.13547
Sept. 28, 1995       0.13528

Total distributions $0.40622

PAGE 38
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
FINANCIAL
ADVISORS


IDS Mutual
IDS Tower 10
Minneapolis, MN  55440-0010